ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 19,597	$ 13,970
Obligation related to acquisitions	8,725	0
Government authorities	6,706	3,422
Accrued expenses	4,560	3,003
Other short-term liabilities	743	793
Accrued expenses and other liabilities, total	$ 40,331	$ 21,188